                         SUPPLEMENT DATED MAY 1, 2016

                                      TO

                         PROSPECTUS DATED MAY 1, 2010

                    UNIVERSAL ANNUITY ADVANTAGE PROSPECTUS

Group and Individual Annuity Contracts Issued by MetLife Insurance Company USA

   This supplement updates information contained in the prospectus dated May 1, 2010 as annually supplemented. Please write or call MetLife Insurance Company USA, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9368, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

   The prospectus describes individual and group Universal Annuity Advantage Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company USA. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio -- Service Class 2
   Equity-Income Portfolio -- Initial Class
   Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets VIP Fund
   Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
   ClearBridge Variable Aggressive Growth Portfolio
   ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Large Cap Growth Portfolio
   ClearBridge Variable Large Cap Value Portfolio
   ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio -- Class A
   Clarion Global Real Estate Portfolio -- Class A
   ClearBridge Aggressive Growth Portfolio -- Class A
   Harris Oakmark International Portfolio -- Class A
   Invesco Comstock Portfolio -- Class B
   Invesco Small Cap Growth Portfolio -- Class A
   JPMorgan Small Cap Value Portfolio -- Class A
   Loomis Sayles Global Markets Portfolio -- Class A
   Met/Wellington Large Cap Research Portfolio -- Class E
   MetLife Asset Allocation 100 Portfolio -- Class B
   MetLife Small Cap Value Portfolio -- Class B
   Oppenheimer Global Equity Portfolio -- Class A
   PIMCO Inflation Protected Bond Portfolio -- Class A
   PIMCO Total Return Portfolio -- Class B
   T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
   Barclays Aggregate Bond Index Portfolio -- Class A
   BlackRock Bond Income Portfolio -- Class A
   BlackRock Capital Appreciation Portfolio -- Class A
   BlackRock Ultra-Short Term Bond Portfolio -- Class A
   Frontier Mid Cap Growth Portfolio -- Class D
   Jennison Growth Portfolio -- Class A
   Met/Wellington Balanced Portfolio -- Class A
   Met/Wellington Core Equity Opportunities Portfolio -- Class A
   MetLife Asset Allocation 20 Portfolio -- Class B
   MetLife Asset Allocation 40 Portfolio -- Class B
   MetLife Asset Allocation 60 Portfolio -- Class B
   MetLife Asset Allocation 80 Portfolio -- Class B
   MetLife Stock Index Portfolio -- Class A
   MFS(R) Total Return Portfolio -- Class F
   MFS(R) Value Portfolio -- Class A
   MSCI EAFE(R) Index Portfolio -- Class A
   Neuberger Berman Genesis Portfolio -- Class A
   Russell 2000(R) Index Portfolio -- Class A
   T. Rowe Price Small Cap Growth Portfolio -- Class B
   Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS
   1919 Variable Socially Responsive Balanced Fund

   Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

2. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE
INDICATED):

   The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectus carefully before making Your allocations to the Subaccounts.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.27%   1.59%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

   The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.

                                           DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                 ---------- ------------ -------- --------- --------- ----------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
   Contrafund(R) Portfolio --
     Service Class 2...........    0.55%       0.25%      0.08%      --      0.88%           --          0.88%
   Equity-Income Portfolio --
     Initial Class.............    0.45%         --       0.09%    0.08%     0.62%           --          0.62%
   Mid Cap Portfolio --
     Service Class 2...........    0.55%       0.25%      0.08%      --      0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
   Franklin Small-Mid Cap
     Growth VIP Fund+..........    0.77%       0.25%      0.04%      --      1.06%           --          1.06%
   Templeton Developing
     Markets VIP Fund..........    1.25%       0.25%      0.08%    0.01%     1.59%         0.01%         1.58%
   Templeton Foreign VIP
     Fund......................    0.75%       0.25%      0.03%      --      1.03%           --          1.03%

JANUS ASPEN SERIES -- SERVICE
  SHARES
   Overseas Portfolio..........    0.44%       0.25%      0.13%      --      0.82%           --          0.82%

LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
   ClearBridge Variable
     Aggressive Growth
     Portfolio.................    0.75%         --       0.05%      --      0.80%         0.00%         0.80%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------
   ClearBridge Variable
     Appreciation Portfolio......    0.69%         --       0.05%      --      0.74%         0.00%         0.74%
   ClearBridge Variable Large
     Cap Growth Portfolio........    0.75%         --       0.09%      --      0.84%         0.04%         0.80%
   ClearBridge Variable Large
     Cap Value Portfolio.........    0.65%         --       0.06%      --      0.71%         0.00%         0.71%
   ClearBridge Variable Small
     Cap Growth Portfolio........    0.75%         --       0.07%      --      0.82%         0.00%         0.82%

MET INVESTORS SERIES TRUST
   BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%    0.06%     0.73%           --          0.73%
   Clarion Global Real Estate
     Portfolio -- Class A........    0.60%         --       0.04%      --      0.64%           --          0.64%
   ClearBridge Aggressive
     Growth Portfolio --
     Class A.....................    0.55%         --       0.02%      --      0.57%         0.00%         0.57%
   Harris Oakmark
     International Portfolio --
     Class A.....................    0.77%         --       0.06%      --      0.83%         0.02%         0.81%
   Invesco Comstock Portfolio
     -- Class B..................    0.56%       0.25%      0.02%      --      0.83%         0.02%         0.81%
   Invesco Small Cap Growth
     Portfolio -- Class A........    0.85%         --       0.02%      --      0.87%         0.02%         0.85%
   JPMorgan Small Cap Value
     Portfolio -- Class A........    0.77%         --       0.05%      --      0.82%         0.09%         0.73%
   Loomis Sayles Global
     Markets Portfolio --
     Class A.....................    0.70%         --       0.08%      --      0.78%           --          0.78%
   Met/Wellington Large Cap
     Research Portfolio --
     Class E.....................    0.56%       0.15%      0.03%      --      0.74%         0.04%         0.70%
   MetLife Asset Allocation 100
     Portfolio -- Class B........    0.07%       0.25%      0.01%    0.68%     1.01%           --          1.01%
   MetLife Small Cap Value
     Portfolio -- Class B........    0.75%       0.25%      0.02%    0.07%     1.09%         0.00%         1.09%
   Oppenheimer Global Equity
     Portfolio -- Class A........    0.66%         --       0.05%      --      0.71%         0.08%         0.63%
   PIMCO Inflation Protected
     Bond Portfolio --
     Class A.....................    0.47%         --       0.15%      --      0.62%         0.01%         0.61%
   PIMCO Total Return
     Portfolio -- Class B........    0.48%       0.25%      0.04%      --      0.77%         0.04%         0.73%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class B.....................    0.57%       0.25%      0.02%      --      0.84%           --          0.84%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class E++...................    0.57%       0.15%      0.02%      --      0.74%           --          0.74%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------
METROPOLITAN SERIES FUND
   Barclays Aggregate Bond
     Index Portfolio --
     Class A.....................    0.25%         --       0.03%      --      0.28%         0.01%         0.27%
   BlackRock Bond Income
     Portfolio -- Class A........    0.32%         --       0.04%      --      0.36%         0.00%         0.36%
   BlackRock Capital
     Appreciation Portfolio --
     Class A.....................    0.69%         --       0.02%      --      0.71%         0.05%         0.66%
   BlackRock Ultra-Short
     Term Bond Portfolio --
     Class A.....................    0.34%         --       0.03%      --      0.37%         0.02%         0.35%
   Frontier Mid Cap Growth
     Portfolio -- Class D........    0.71%       0.10%      0.03%      --      0.84%         0.02%         0.82%
   Jennison Growth Portfolio
     -- Class A..................    0.60%         --       0.02%      --      0.62%         0.08%         0.54%
   Met/Wellington Balanced
     Portfolio -- Class A........    0.46%         --       0.08%      --      0.54%         0.00%         0.54%
   Met/Wellington Core Equity
     Opportunities Portfolio --
     Class A.....................    0.70%         --       0.02%      --      0.72%         0.12%         0.60%
   MetLife Asset Allocation 20
     Portfolio -- Class B........    0.09%       0.25%      0.02%    0.52%     0.88%         0.01%         0.87%
   MetLife Asset Allocation 40
     Portfolio -- Class B........    0.06%       0.25%        --     0.56%     0.87%           --          0.87%
   MetLife Asset Allocation 60
     Portfolio -- Class B........    0.05%       0.25%        --     0.60%     0.90%           --          0.90%
   MetLife Asset Allocation 80
     Portfolio -- Class B........    0.05%       0.25%        --     0.65%     0.95%           --          0.95%
   MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.02%      --      0.27%         0.01%         0.26%
   MFS(R) Total Return
     Portfolio -- Class F........    0.55%       0.20%      0.05%      --      0.80%           --          0.80%
   MFS(R) Value Portfolio --
     Class A.....................    0.70%         --       0.02%      --      0.72%         0.14%         0.58%
   MSCI EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.10%    0.01%     0.41%         0.00%         0.41%
   Neuberger Berman Genesis
     Portfolio -- Class A........    0.81%         --       0.03%      --      0.84%         0.01%         0.83%
   Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.06%    0.01%     0.32%         0.00%         0.32%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B+....................    0.60%       0.25%      0.02%      --      0.87%         0.02%         0.85%
   T. Rowe Price Small Cap
     Growth Portfolio --
     Class B.....................    0.47%       0.25%      0.03%      --      0.75%           --          0.75%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------
   Western Asset Management
     Strategic Bond
     Opportunities Portfolio --
     Class A.....................    0.59%        --        0.04%     --       0.63%         0.04%         0.59%
   Western Asset Management
     U.S. Government
     Portfolio -- Class A........    0.47%        --        0.02%     --       0.49%         0.01%         0.48%

TRUST FOR ADVISED PORTFOLIOS
   1919 Variable Socially
     Responsive Balanced
     Fund........................    0.65%        --        0.58%     --       1.23%         0.34%         0.89%

--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

   The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

   Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

3. FUNDING OPTIONS

   Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment result of the Underlying Funds.

   The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

                                                     INVESTMENT
     UNDERLYING FUND       INVESTMENT OBJECTIVE      ADVISER/SUBADVISER
     ---------------       ------------------------  -------------------------
 FIDELITY(R) VARIABLE
   INSURANCE PRODUCTS
    Contrafund(R)          Seeks long-term capital   Fidelity Management &
      Portfolio --         appreciation.             Research Company
      Service Class 2                                Subadviser: FMR Co., Inc.
    Equity-Income          Seeks reasonable income.  Fidelity Management &
      Portfolio --         The fund will also        Research Company
      Initial Class        consider the potential    Subadviser: FMR Co., Inc.
                           for capital
                           appreciation. The fund's
                           goal is to achieve a
                           yield which exceeds the
                           composite yield on the
                           securities comprising
                           the S&P 500(R) Index.

                                                      INVESTMENT
     UNDERLYING FUND        INVESTMENT OBJECTIVE      ADVISER/SUBADVISER
     ---------------        ------------------------  -------------------------
    Mid Cap Portfolio --    Seeks long-term growth    Fidelity Management &
      Service Class 2       of capital.               Research Company
                                                      Subadviser: FMR Co., Inc.

 FRANKLIN TEMPLETON
   VARIABLE INSURANCE
   PRODUCTS TRUST --
   CLASS 2
    Franklin Small-Mid      Seeks long-term capital   Franklin Advisers, Inc.
      Cap Growth VIP Fund+  growth.
    Templeton Developing    Seeks long-term capital   Templeton Asset
      Markets VIP Fund      appreciation.             Management Ltd.
    Templeton Foreign VIP   Seeks long-term capital   Templeton Investment
      Fund                  growth.                   Counsel, LLC

 JANUS ASPEN SERIES --
   SERVICE SHARES
    Overseas Portfolio        Seeks long-term growth  Janus Capital Management
                                         of capital.  LLC

 LEGG MASON PARTNERS
   VARIABLE EQUITY TRUST
   -- CLASS I
    ClearBridge Variable    Seeks capital             Legg Mason Partners Fund
      Aggressive Growth     appreciation.             Advisor, LLC
      Portfolio                                       Subadviser: ClearBridge
                                                      Investments, LLC
    ClearBridge Variable    Seeks long-term capital   Legg Mason Partners Fund
      Appreciation          appreciation.             Advisor, LLC
      Portfolio                                       Subadviser: ClearBridge
                                                      Investments, LLC
    ClearBridge Variable    Seeks long-term growth    Legg Mason Partners Fund
      Large Cap Growth      of capital.               Advisor, LLC
      Portfolio                                       Subadviser: ClearBridge
                                                      Investments, LLC
    ClearBridge Variable    Seeks long-term growth    Legg Mason Partners Fund
      Large Cap Value       of capital. Current       Advisor, LLC
      Portfolio             income is a secondary     Subadviser: ClearBridge
                            objective.                Investments, LLC
    ClearBridge Variable    Seeks long-term growth    Legg Mason Partners Fund
      Small Cap Growth      of capital.               Advisor, LLC
      Portfolio                                       Subadviser: ClearBridge
                                                      Investments, LLC

 MET INVESTORS SERIES
   TRUST
    BlackRock High Yield    Seeks to maximize total   MetLife Advisers, LLC
      Portfolio -- Class A  return, consistent with   Subadviser: BlackRock
                            income generation and     Financial Management,
                            prudent investment        Inc.
                            management.
    Clarion Global Real     Seeks total return        MetLife Advisers, LLC
      Estate Portfolio --   through investment in     Subadviser: CBRE Clarion
      Class A               real estate securities,   Securities LLC
                            emphasizing both capital
                            appreciation and current
                            income.

                                                      INVESTMENT
     UNDERLYING FUND        INVESTMENT OBJECTIVE      ADVISER/SUBADVISER
     ---------------        ------------------------  ------------------------
    ClearBridge             Seeks capital             MetLife Advisers, LLC
      Aggressive Growth     appreciation.             Subadviser: ClearBridge
      Portfolio -- Class A                            Investments, LLC
    Harris Oakmark          Seeks long-term capital   MetLife Advisers, LLC
      International         appreciation.             Subadviser: Harris
      Portfolio -- Class A                            Associates L.P.
    Invesco Comstock        Seeks capital growth and  MetLife Advisers, LLC
      Portfolio -- Class B  income.                   Subadviser: Invesco
                                                      Advisers, Inc.
    Invesco Small Cap       Seeks long-term growth    MetLife Advisers, LLC
      Growth Portfolio --   of capital.               Subadviser: Invesco
      Class A                                         Advisers, Inc.
    JPMorgan Small Cap      Seeks long-term capital   MetLife Advisers, LLC
      Value Portfolio --    growth.                   Subadviser: J.P. Morgan
      Class A                                         Investment Management
                                                      Inc.
    Loomis Sayles Global    Seeks high total          MetLife Advisers, LLC
      Markets Portfolio     investment return         Subadviser: Loomis,
      -- Class A            through a combination of  Sayles & Company, L.P.
                            capital appreciation and
                            income.
    Met/Wellington Large    Seeks long-term capital   MetLife Advisers, LLC
      Cap Research          appreciation.             Subadviser: Wellington
      Portfolio -- Class E                            Management Company LLP
    MetLife Asset           Seeks growth of capital.  MetLife Advisers, LLC
      Allocation 100
      Portfolio -- Class B
    MetLife Small Cap       Seeks long-term capital   MetLife Advisers, LLC
      Value Portfolio --    appreciation.             Subadvisers: Delaware
      Class B                                         Investments Fund
                                                      Advisers; Wells Capital
                                                      Management Incorporated
    Oppenheimer Global      Seeks capital             MetLife Advisers, LLC
      Equity Portfolio --   appreciation.             Subadviser:
      Class A                                         OppenheimerFunds, Inc.
    PIMCO Inflation         Seeks maximum real        MetLife Advisers, LLC
      Protected Bond        return, consistent with   Subadviser: Pacific
      Portfolio -- Class A  preservation of capital   Investment Management
                            and prudent investment    Company LLC
                            management.
    PIMCO Total Return      Seeks maximum total       MetLife Advisers, LLC
      Portfolio -- Class B  return, consistent with   Subadviser: Pacific
                            the preservation of       Investment Management
                            capital and prudent       Company LLC
                            investment management.
    T. Rowe Price Large     Seeks long-term capital   MetLife Advisers, LLC
      Cap Value Portfolio   appreciation by           Subadviser: T. Rowe
      -- Class B            investing in common       Price Associates, Inc.
                            stocks believed to be
                            undervalued. Income is a
                            secondary objective.
    T. Rowe Price Large     Seeks long-term capital   MetLife Advisers, LLC
      Cap Value Portfolio   appreciation by           Subadviser: T. Rowe
      -- Class E++          investing in common       Price Associates, Inc.
                            stocks believed to be
                            undervalued. Income is a
                            secondary objective.

                                                      INVESTMENT
     UNDERLYING FUND        INVESTMENT OBJECTIVE      ADVISER/SUBADVISER
     ---------------        ------------------------  ------------------------
 METROPOLITAN SERIES FUND
    Barclays Aggregate      Seeks to track the        MetLife Advisers, LLC
      Bond Index            performance of the        Subadviser: MetLife
      Portfolio -- Class A  Barclays U.S. Aggregate   Investment Advisors, LLC
                            Bond Index.
    BlackRock Bond Income   Seeks a competitive       MetLife Advisers, LLC
      Portfolio -- Class A  total return primarily    Subadviser: BlackRock
                            from investing in         Advisors, LLC
                            fixed-income securities.
    BlackRock Capital       Seeks long-term growth    MetLife Advisers, LLC
      Appreciation          of capital.               Subadviser: BlackRock
      Portfolio -- Class A                            Advisors, LLC
    BlackRock Ultra-Short   Seeks a high level of     MetLife Advisers, LLC
      Term Bond Portfolio   current income            Subadviser: BlackRock
      -- Class A            consistent with           Advisors, LLC
                            preservation of capital.
    Frontier Mid Cap        Seeks maximum capital     MetLife Advisers, LLC
      Growth Portfolio --   appreciation.             Subadviser: Frontier
      Class D                                         Capital Management
                                                      Company, LLC
    Jennison Growth         Seeks long-term growth    MetLife Advisers, LLC
      Portfolio -- Class A  of capital.               Subadviser: Jennison
                                                      Associates LLC
    Met/Wellington          Seeks long-term capital   MetLife Advisers, LLC
      Balanced Portfolio    appreciation with some    Subadviser: Wellington
      -- Class A            current income.           Management Company LLP
    Met/Wellington Core     Seeks to provide a        MetLife Advisers, LLC
      Equity                growing stream of income  Subadviser: Wellington
      Opportunities         over time and,            Management Company LLP
      Portfolio -- Class A  secondarily, long-term
                            capital appreciation and
                            current income.
    MetLife Asset           Seeks a high level of     MetLife Advisers, LLC
      Allocation 20         current income, with
      Portfolio -- Class B  growth of capital as a
                            secondary objective.
    MetLife Asset           Seeks high total return   MetLife Advisers, LLC
      Allocation 40         in the form of income
      Portfolio -- Class B  and growth of capital,
                            with a greater emphasis
                            on income.
    MetLife Asset           Seeks a balance between   MetLife Advisers, LLC
      Allocation 60         a high level of current
      Portfolio -- Class B  income and growth of
                            capital, with a greater
                            emphasis on growth of
                            capital.
    MetLife Asset           Seeks growth of capital.  MetLife Advisers, LLC
      Allocation 80
      Portfolio -- Class B
    MetLife Stock Index     Seeks to track the        MetLife Advisers, LLC
      Portfolio -- Class A  performance of the        Subadviser: MetLife
                            Standard & Poor's 500(R)  Investment Advisors, LLC
                            Composite Stock Price
                            Index.
    MFS(R) Total Return     Seeks a favorable total   MetLife Advisers, LLC
      Portfolio -- Class F  return through            Subadviser:
                            investment in a           Massachusetts Financial
                            diversified portfolio.    Services Company
    MFS(R) Value            Seeks capital             MetLife Advisers, LLC
      Portfolio -- Class A  appreciation.             Subadviser:
                                                      Massachusetts Financial
                                                      Services Company

                                                      INVESTMENT
     UNDERLYING FUND        INVESTMENT OBJECTIVE      ADVISER/SUBADVISER
     ---------------        ------------------------  ------------------------
    MSCI EAFE(R) Index      Seeks to track the        MetLife Advisers, LLC
      Portfolio -- Class A  performance of the MSCI   Subadviser: MetLife
                            EAFE(R) Index.            Investment Advisors, LLC
    Neuberger Berman        Seeks high total return,  MetLife Advisers, LLC
      Genesis Portfolio     consisting principally    Subadviser: Neuberger
      -- Class A            of capital appreciation.  Berman Investment
                                                      Advisers LLC
    Russell 2000(R) Index   Seeks to track the        MetLife Advisers, LLC
      Portfolio -- Class A  performance of the        Subadviser: MetLife
                            Russell 2000(R) Index.    Investment Advisors, LLC
    T. Rowe Price Large     Seeks long-term growth    MetLife Advisers, LLC
      Cap Growth            of capital.               Subadviser: T. Rowe
      Portfolio -- Class                              Price Associates, Inc.
      B+
    T. Rowe Price Small     Seeks long-term capital   MetLife Advisers, LLC
      Cap Growth            growth.                   Subadviser: T. Rowe
      Portfolio -- Class B                            Price Associates, Inc.
    Western Asset           Seeks to maximize total   MetLife Advisers, LLC
      Management            return consistent with    Subadviser: Western
      Strategic Bond        preservation of capital.  Asset Management Company
      Opportunities
      Portfolio -- Class A
    Western Asset           Seeks to maximize total   MetLife Advisers, LLC
      Management U.S.       return consistent with    Subadviser: Western
      Government            preservation of capital   Asset Management Company
      Portfolio -- Class A  and maintenance of
                            liquidity.

 TRUST FOR ADVISED
   PORTFOLIOS
    1919 Variable           Seeks capital             1919 Investment Counsel,
      Socially Responsive   appreciation and          LLC
      Balanced Fund         retention of net
                            investment income.
--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

   Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

4. PURCHASE PAYMENTS

   If payments made on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

5. TRANSFERS

Replace the list of Monitored Portfolios with the following:

   BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Global Markets Portfolio, MetLife Small Cap Value Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Overseas Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Western Asset Management Strategic Bond Opportunities Portfolio

6. DEATH BENEFIT

   There is no death benefit after the payout phase begins, however, depending on the payout option you elect, any remaining guarantee will be paid to your beneficiary.

7. THE INSURANCE COMPANY

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and the MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.

8. DISTRIBUTION OF THE CONTRACTS

   On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with MetLife Insurance Company USA.

9. APPENDIX

   Replace "Appendix B" with the following:

                                  APPENDIX B

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

   Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

THE FOLLOWING FORMER UNDERLYING FUNDS WERE RENAMED:

              FORMER NAME                             NEW NAME
              -----------                             --------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 WMC Large Cap Research Portfolio --    Met/Wellington Large Cap
   Class E                                Research Portfolio -- Class E
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio --    BlackRock Ultra-Short Term Bond
   Class A                                Portfolio -- Class A
 WMC Balanced Portfolio -- Class A      Met/Wellington Balanced Portfolio --
                                        Class A
 WMC Core Equity Opportunities          Met/Wellington Core Equity
   Portfolio -- Class A                   Opportunities Portfolio -- Class A

UNDERLYING FUND MERGERS

THE FOLLOWING FORMER UNDERLYING FUNDS MERGED WITH AND INTO THE NEW UNDERLYING
FUNDS:

     FORMER UNDERLYING FUND/TRUST             NEW UNDERLYING FUND/TRUST
     ----------------------------             -------------------------
 MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio   Western Asset Management Strategic
   -- Class A                             Bond Opportunities Portfolio --
                                          Class A
 Pioneer Fund Portfolio -- Class A      Met/Wellington Core Equity
                                          Opportunities Portfolio -- Class A
 Pioneer Strategic Income Portfolio --  Western Asset Management Strategic
   Class A                                Bond Opportunities Portfolio --
                                          Class A

FINANCIAL STATEMENTS

   The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

               11225 North Community House Road  Telephone:
               Charlotte, NC 28277               (800) 842-9368

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